FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Amounts due to banks	$ 24,434	$ 23,347
Payables from securities financing transactions measured at amortized cost	16,225	14,833
Cash collateral payables on derivative instruments	34,222	35,490
Customer deposits	788,367	745,777
Debt issued measured at amortized cost	214,706	214,219
Other financial liabilities measured at amortized cost excluding lease liabilities	11,600	16,400
Not measured at fair value
Carrying amount
Amounts due to banks	24,500	23,400
Payables from securities financing transactions measured at amortized cost	16,200	14,800
Cash collateral payables on derivative instruments	34,200	35,500
Customer deposits	789,000	746,600
Debt issued measured at amortized cost	219,900	220,600
Other financial liabilities measured at amortized cost excluding lease liabilities	11,600	16,400
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	16,400	16,200
Payables from securities financing transactions measured at amortized cost	6,100	7,100
Cash collateral payables on derivative instruments	34,200	35,500
Customer deposits	730,400	673,900
Debt issued measured at amortized cost	16,100	19,600
Other financial liabilities measured at amortized cost excluding lease liabilities	11,600	15,000
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	0	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost excluding lease liabilities	0	0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	8,100	7,200
Payables from securities financing transactions measured at amortized cost	9,900	7,500
Cash collateral payables on derivative instruments	0	0
Customer deposits	58,600	72,600
Debt issued measured at amortized cost	203,800	201,000
Other financial liabilities measured at amortized cost excluding lease liabilities	0	100
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	200	200
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 0	$ 1,300